CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest and similar income		£ 16,349	£ 16,006	£ 16,620
Interest and similar expense	[1]	(2,953)	(5,094)	(7,346)
Net interest income		13,396	10,912	9,274
Fee and commission income		2,848	2,965	3,045
Fee and commission expense		(1,386)	(1,382)	(1,356)
Net fee and commission income		1,462	1,583	1,689
Net trading income		(3,876)	11,817	18,545
Insurance premium income		9,189	7,930	8,068
Other operating income		1,920	1,995	2,035
Other income		8,695	23,325	30,337
Total income		22,091	34,237	39,611
Insurance claims		(3,465)	(15,578)	(22,344)
Total income, net of insurance claims		18,626	18,659	17,267
Regulatory provisions		(1,350)	(2,165)	(2,374)
Other operating expenses		(10,379)	(10,181)	(10,253)
Total operating expenses		(11,729)	(12,346)	(12,627)
Trading surplus		6,897	6,313	4,640
Impairment		(937)	(688)	(752)
Profit before tax		5,960	5,625	3,888
Taxation		(1,560)	(1,728)	(1,724)
Profit for the year		4,400	3,897	2,164
Profit attributable to ordinary shareholders		3,869	3,392	1,651
Profit attributable to other equity holders	[2]	433	415	412
Profit attributable to equity holders		4,302	3,807	2,063
Profit attributable to non-controlling interests		£ 98	£ 90	£ 101
Basic earnings per share (in Pounds per share)		£ 0.055	£ 0.049	£ 0.024
Diluted earnings per share (in Pounds per share)		£ 0.055	£ 0.048	£ 0.024

[1]	Includes 10 million (2017: 50 million; 2016: 51 million) of interest expense on assets with negative interest rates.
[2]	The profit after tax attributable to other equity holders of 433 million (2017: 415 million; 2016: 412 million) is partly offset in reserves by a tax credit attributable to ordinary shareholders of 106 million (2017: 102 million; 2016: 91 million).